Document and Entity Information	12 Months Ended
Jun. 30, 2019 shares
Document Information [Line Items]
Entity Registrant Name	Endava plc
Entity Central Index Key	0001656081
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--06-30
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Document Type	20-F
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	54,425,327
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	18,599,985
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	23,696,345
Class C ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	12,128,997